Quarterly Results (Unaudited) - Narrative (Detail) (USD $)	3 Months Ended		12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013	Jan. 31, 2012
Quarterly Financial Information [Line Items]
Non-cash impairment charges, before income tax	$ 7,300,000	$ 97,600,000	$ 8,431,000	$ 96,579,000
Non-cash impairment charges, after income tax	$ 4,400,000	$ 84,600,000